Activities of Orange Bank - Debt securities - At fair value through other comprehensive income (Details) - Operating segments [member] - Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] - Orange Bank, operating segment [member] - Debt securities [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Financial assets at beginning of period	€ 925	€ 786
Acquisitions	165	487
Repayments and disposals	(442)	(333)
Changes in fair value	9	(8)
Other movements	(1)	(7)
Financial assets at end of period	€ 656	€ 925